Fair Value Measurements (Details 2)	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares
Dividend yield	$ 0
Expected volatility	$ 6,250,000.00
Effective discount rate	12.95%
Stock price | $ / shares	$ 1.70
Minimum [Member]
Expected term (in years)	5 months 23 days
Maximum [Member]
Expected term (in years)	9 months